Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Operating segment data

Note 5 - Operating Segments (cont’d)

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020

Sales to external parties	1,242	1,183	1,871	715	32	-	5,043
Inter-segment sales	13	163	77	16	3	(272)	-
Total sales	1,255	1,346	1,948	731	35	(272)	5,043

Segment profit (loss)	303	120	66	40	(5)	(15)	509
Other expenses not allocated to the segments							(307)
Operating income							202

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							5
Income before income taxes							49

Depreciation, amortization and impairment	77	166	210	25	3	98	579

Capital expenditures as part of business combination	-	-	-	-	26	-	26
Capital expenditures	84	296	275	20	6	15	696

Note 5 - Operating Segments (cont'd)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019

Sales to external parties	1,307	1,330	1,901	699	34	-	5,271
Inter-segment sales	11	164	79	18	3	(275)	-
Total sales	1,318	1,494	1,980	717	37	(275)	5,271

Segment profit	338	289	100	21	19	(7)	760
Other expenses not allocated to the segments							(4)
Operating income							756

Financing expenses, net							(129)
Share in earnings of equity-accounted investees							1
Income before income taxes							628

Depreciation, amortization and impairment	67	149	177	21	22	(3)	433

Implementation of IFRS 16	8	95	113	9	105	9	339
Capital expenditures	66	383	213	21	4	6	693

Note 5 - Operating Segments (cont’d)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2018

Sales to external parties	1,281	1,481	2,001	719	74	-	5,556
Inter-segment sales	15	142	98	22	5	(282)	-
Total sales	1,296	1,623	2,099	741	79	(282)	5,556

Segment profit	300	315	113	29	9	(13)	753
Other income not allocated to the segments							766
Operating income							1,519

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							3
Income before income taxes							1,364

Depreciation, amortization and impairment	63	141	172	19	4	21	420

Capital expenditures	50	356	180	15	1	3	605

Sales by geographical location of the customer

C. Information based on geographical location

The following table presents the distribution of ICL's sales by geographical location of the customer:

2020		2019		2018
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

China	806	16	802	15	848	15
USA	793	16	840	16	903	16
Brazil	447	9	581	11	656	12
United Kingdom	336	7	347	7	382	7
Germany	327	6	334	6	365	7
Israel	260	5	241	5	223	4
Spain	243	5	249	5	262	5
France	238	5	257	5	267	5
India	194	4	178	3	211	4
Italy	114	2	116	2	125	2
All other	1,285	25	1,326	25	1,314	23
Total	5,043	100	5,271	100	5,556	100

Sales by geographical location of the customer by Operating Segments

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020
Europe	458	411	665	334	30	(76)	1,822
Asia	405	433	480	127	1	(14)	1,432
North America	299	86	372	105	2	(5)	859
South America	40	230	227	21	-	(1)	517
Rest of the world	53	186	204	144	2	(176)	413
Total	1,255	1,346	1,948	731	35	(272)	5,043

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019
Europe	469	422	712	336	31	(85)	1,885
Asia	399	470	447	118	1	(12)	1,423
North America	353	95	370	95	-	(3)	910
South America	56	327	263	23	-	(1)	668
Rest of the world	41	180	188	145	5	(174)	385
Total	1,318	1,494	1,980	717	37	(275)	5,271

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer: (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2018
Europe	473	459	719	362	49	(92)	1,970
Asia	399	519	481	105	2	(18)	1,488
North America	347	107	405	103	24	(8)	978
South America	21	408	264	21	1	(3)	712
Rest of the world	56	130	230	150	3	(161)	408
Total	1,296	1,623	2,099	741	79	(282)	5,556

Sales by geographical location of the assets

The following table presents the distribution of ICL's sales by geographical location of the main facilities from which it was produced.

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Israel	2,636	2,815	2,841
Europe	2,014	2,079	2,198
North America	757	816	831
Asia	643	615	617
South America	424	441	163
Others	48	47	48
	6,522	6,813	6,698
Intercompany sales	(1,479)	(1,542)	(1,142)
Total	5,043	5,271	5,556

Operating income (loss) by geographical location of the assets

The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Israel*	105	578	526
North America	47	61	74
Asia	64	59	52
Europe**	(50)	32	834
Others	39	22	29
Intercompany eliminations	(3)	4	4
Total	202	756	1,519

*  Israel operating income for 2020 includes a loss of $274 million resulting from impairments and the initiation of efficiency initiatives and measures. For further information, see Note 1B.

** Europe operating income for 2018 includes a gain of $841 million related to the divestiture of businesses

Non-current assets by geographical location of the assets

The following table present the non-current assets by geographical location of the assets (*)

As at December 31
2020	2019
$ millions	$ millions

Israel	3,952	3,905
Europe	1,575	1,380
Asia	490	434
North America	319	333
Other	63	76
Total	6,399	6,128

(*) Mainly consist of property, plant and equipment, intangible assets and non-current inventories.